Lease (Tables)	6 Months Ended
Jun. 30, 2021
Lease Of Lessee Disclosure [Abstract]
Schedule of total carrying value of our non-marketable investments
	For the six months ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Lease cost
Finance lease cost:
Depreciation	$23,909	$23,909
Interest on lease liabilities	2,590	3,990
Operating lease cost	212,640	288,057
Short-term lease cost	43,014	31,868
Variable lease cost	-	-
Sublease income	-	-
Total lease cost	$282,153	$347,824
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$206,126	$270,434
Financing cash flows from finance leases	26,922	26,924
Right-of-use assets obtained in exchange for new operating lease liabilities	-	1,086,732
Weighted-average remaining lease term – finance leases	1.4 years	2.4 years
Weighted-average remaining lease term – operating leases	1.1 years	1.9 years
Weighted-average discount rate – finance leases	2.5%	2.5%
Weighted-average discount rate – operating leases	8.0%	8.0%

Schedule of maturity analysis of operating leases liabilities
June 30, 2021
(Unaudited)
Remaining periods ending December 31,
2021	$244,683
2022	149,539
2023	17,143
Total future undiscounted cash flow	411,365
Less: Discount on operating lease liabilities	(9,317)
Present value of operating lease liabilities	402,048
Less: Current portion of operating lease liabilities	(339,040)
Non-current portion of operating lease liabilities	$63,008

June 30, 2021
(Unaudited)
Remaining periods ending December 31,
2021	$26,922
2022	49,358
Total future undiscounted cash flow	76,280
Less: Discount on finance lease liabilities	(3,293)
Present value of finance lease liabilities	72,987
Less: Current portion of finance lease liabilities	(50,881)
Non-current portion of finance lease liabilities	$22,106